UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  August 31, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

Class A Shares (AASAX)
Class I Shares (AASFX)

August 31, 2009

Table of Contents

LETTER TO SHAREHOLDERS	4
EXPENSE EXAMPLE	7
INVESTMENT HIGHLIGHTS	9
SCHEDULE OF INVESTMENTS	13
STATEMENT OF ASSETS AND LIABILITIES	31
STATEMENT OF OPERATIONS	32
STATEMENT OF CHANGES IN NET ASSETS	33
FINANCIAL HIGHLIGHTS	34
NOTES TO FINANCIAL STATEMENTS	36
ADDITIONAL INFORMATION	49

Dear Shareholders:

Since the launch of the Alternative Strategies Mutual Fund - Class I (AASFX or “the Fund”) on March 3, 2008, the investment environment has experienced extreme volatility and varied performance.

Performance Review
After last year’s steep sell-off, the market’s performance in 2009 has been equally dramatic, rebounding sharply from the positive effects of the Federal Reserve’s monetary stimulus.  Through August 31, 2009, the Fund is up 4.20% for the year and has returned 9.63% for the most recent trailing six-month period. Since the Fund’s inception on March 3, 2008, the Fund is down 1.98%, while the S&P 500 market index is down 20.40% for the same period. From a risk perspective, the Fund’s annualized standard deviation since inception was 8.4%, compared to 25.9% for the S&P 500 index. The Fund’s performance is directly attributable to its innovative investment strategy. For the one year ended August 31, 2009, the Fund was down only 2.95% compared to the S&P 500 index which was down 18.25%.  The Net Expense Ratio for the Fund is 2.50%.  The Gross Expense Ratio, as stated in the June 26, 2009 Prospectus, for the Fund is 5.04%. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses for the Fund (exclusive of acquired fund fees and expenses) do not exceed 2.50% of the Fund’s average net assets through February 28, 2011 and indefinitely thereafter.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-506-7390. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The Fund imposes a 2% redemption fee on shares held for 30 days or less. Performance data does not reflect the redemption fee and if reflected, performance would be lower.

We continue to execute an alternative, multi-strategy investment approach to achieve the Fund’s objective of ‘growth with low correlation to traditional market benchmarks’. As of August 31, 2009, the Fund had seven investment strategies: Global Macro, Long/Short Equity, Market Neutral Equity, Emerging Markets, Commodity Index, Convertible Bond Arbitrage, and Tactical Opportunity (trading). Global Macro, Long/Short Equity and Market Neutral Equity had the largest capital allocations, followed by Convertible Bond Arbitrage, Commodities, Emerging Markets, and Tactical Opportunity. All of the strategies gave the Fund exposure to multiple asset classes: domestic and foreign equity, domestic and foreign fixed income, commodities, and currencies.

This diversification, as well as the Hedge Overlay that is applied to the Fund’s net notional market exposure during unproductive market environments, is why we believe the Fund has significantly outperformed the S&P 500 Index since the fund’s inception.

Investment Outlook
Through August, the S&P 500 has rallied over 52% from its March 9th low. To put this move into context, there have been only five significant market rallies in secular bear markets (not including this one) that have ranged from 48% to 62%. These rallies include the move off of the 1929 US bear market low, the 1938 US bear market low, the 1992 Japanese bear market low, the 1995 Japanese bear market low and the 1998 Japanese bear market low. While none of these periods will exactly match our current market, there are some similar patterns that are interesting. The recent strong rally is meaningful (cyclical bull market) but is clearly in an overall sideways-to-downward tilted performance period (secular bear market) that began back in 2000.

We believe that this market can be characterized as a cyclical bull market within a secular bear market. While we expect productive market conditions for a while longer, we have likely entered into a new phase of the up cycle that is more discriminating on quality. Up to this point in time, the rally has been dominated by the speculative securities that were hardest hit during the decline and purchased by investors seeking to maximize returns in the early stages of the rally. Now, with what will appear to be a more “normal” market, investors are starting to shift to securities of better quality that have the potential to achieve the same return but with less risk over the duration of the advance. We are mindful that this cyclical bull market’s performance is now right in the middle of the historical range of returns (48% to 62%) for cyclical bull rallies. While this rally is still relatively short from a duration standpoint compared to prior rallies, we expect the secular bear market influences to potentially become a dominant force again, as significant macro economic issues (jobs, corporate earnings, home prices, and inflation) still need to be worked out. We will continue to use the many tools available to us in the Fund to navigate these uncertain times.

Opinions expressed are those of the Fund and are subject to change. These opinions should not be considered as investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risk and differences in accounting methods. The Fund invests in smaller companies which involves additional risks such as limited liquidity and greater volatility. Investments in debt securities decrease in value when interest rates rise and this risk is greater for longer-term debt securities. Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund’s strategies and potential for high turnover could affect the amount, timing and character of distributions. The Fund will bear its share of the fees and expenses of the underlying ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. Alternative investments may not be suitable for all investors.

The S&P 500 is an unmanaged market-weighted index of 500 of the nation’s largest stocks from a variety of industries. The S&P 500 represents about 80% of the total market value of all stocks on the New York Stock Exchange. Market-weighted means that component stocks are weighted according to the total value of their outstanding shares.

You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

Correlation: a statistical measure of how two securities move in relation to each other, a statistical relation between two or more variables such that systematic changes in the value of one variable are accompanied by systematic changes in the other.

Correlation is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move by an equal amount in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Must be preceded or accompanied by a prospectus.

The Alternative Strategies Mutual Fund is distributed by Quasar Distributors, LLC.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (03/01/09 – 08/31/09).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example (continued)
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/09	8/31/09	3/1/09 - 8/31/09*
Actual**	$1,000.00	$1,095.40	$14.52
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.34	$13.94

*	Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by theaverage account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Including shorts, your actual cost of investing in the Fund would be $16.74.
***	Including shorts, your hypothetical cost of investing in the Fund would be $16.05.

Class I

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/09	8/31/09	3/1/09–8/31/09*

Actual**	$1,000.00	$1,096.30	$13.21
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.60	$12.68

*	Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Including shorts, your actual cost of investing in the Fund would be $15.38.
***	Including shorts, your hypothetical cost of investing in the Fund would be $14.75.

ALTERNATIVE STRATEGIES MUTUAL FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Fund seeks to achieve its investment objective by investing primarily in common and preferred stocks and other equity instruments, bonds and other fixed income securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Advisor’s evaluation of their expected risks and returns. In making these allocations the Advisor considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Advisor. The Fund’s allocation of portfolio assets as of August 31, 2009 is shown below.

Allocation of Portfolio Assets
% of Net Assets

Common and Preferred Stock	Long	Short
Consumer Discretionary	4.08%	-2.98%
Consumer Staples	3.39%	-2.84%
Energy	5.20%	-2.77%
Financials	9.68%	-3.10%
Health Care	2.90%	-4.57%
Industrials	3.13%	-2.99%
Information Technology	3.50%	-4.77%
Materials	6.22%	-0.97%
Telecommunication Services	1.05%	-0.17%
Utilities	1.39%	-0.66%
Total Common and Preferred Stock	40.54%	-25.82%

Fixed Income Securities	Long	Short
Consumer Discretionary	1.78%	—
Consumer Staples	0.46%	—
Energy	1.63%	—
Financials	1.09%	—
Health Care	4.27%	—
Industrials	2.41%	—
Information Technology	1.62%	—
Materials	0.54%	—
Telecommunication Services	0.52%	—
Total Fixed Income Securities	14.32%	—

ALTERNATIVE STRATEGIES MUTUAL FUND
Investment Highlights
(Unaudited)

Allocation of Portfolio Assets
% of Net Assets

	Long	Short
Investment Companies	30.82%	-4.90%
Short-Term Investments	6.51%	—
Other Assets in Excess of Liabilities	7.81%	—

Notional Value of Futures Purchased	15.95%	—
Notional Value of Futures Written	—	-12.79%

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A
Investment Highlights (continued)
(Unaudited)

Total Returns as of August 31, 2009

		Since
	Six	Inception
	Months	(10/15/08)
Alternative Strategies Mutual Fund – Class A – No Load	9.54%	1.67%
Alternative Strategies Mutual Fund – Class A – With Load	3.27%	(4.21)%
S&P 500 Index	40.52%	15.17%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I
Investment Highlights (continued)
(Unaudited)

Total Returns as of August 31, 2009

		Since
	Six	Inception
	Months	(3/3/08)
Alternative Strategies Mutual Fund – Class I	9.63%	(1.98)%
S&P 500 Index	40.52%	(20.40)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 39.50%
Aerospace & Defense - 0.98%
Boeing Co.	951	$47,236
Honeywell International, Inc.	816	29,996
Lockheed Martin Corp.	383	28,717
Northrop Grumman Corp.	969	47,297
Raytheon Co.	627	29,582
		182,828
Air Freight & Logistics - 0.38%
United Parcel Service, Inc.	1,328	70,995

Airlines - 0.06%
AMR Corp. (a)	2,185	11,930

Auto Components - 0.12%
The Goodyear Tire & Rubber Co. (a)	1,401	23,103

Automobiles - 0.35%
Ford Motor Co. (a)	5,339	40,576
Toyota Motor Corp. - ADR	300	25,557
		66,133
Beverages - 0.33%
Coca-Cola Enterprises, Inc.	1,140	23,039
Molson Coors Brewing Co.	800	37,904
		60,943
Building Products - 0.18%
Masco Corp.	2,311	33,463

Capital Markets - 0.75%
BlackRock, Inc.	135	26,942
Credit Suisse Group - ADR	600	30,534
Deutsche Bank AG	500	33,790
TD Ameritrade Holding Corp. (a)	2,537	48,812
		140,078

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Chemicals - 1.42%
Agrium	500	23,855
The Dow Chemical Co.	2,070	44,070
EI Du Pont de Nemours & Co.	676	21,585
Monsanto Co.	1,735	145,532
Potash Corp of Saskatchewan	250	22,127
PPG Industries, Inc.	145	8,033
		265,202
Commercial Banks - 4.08%
Banco Bilbao Vizcaya Argentaria SA - ADR	1,509	26,845
Banco Latinoamericano de Exportaciones SA	2,500	35,525
Banco Santander Central Hispano SA - ADR	2,000	30,860
The Bank Holdings, Inc. (a)	18,289	9,693
Bank Of America Corporation	25,745	452,855
BB&T Corp.	496	13,858
Credicorp Ltd.	500	35,710
Fifth Third Bancorp	1,215	13,292
KeyCorp	4,718	31,422
Marshall & Ilsley Corp.	1,885	13,421
Regions Financial Corp.	7,355	43,100
SunTrust Banks, Inc.	1,721	40,220
Zions Bancorporation	885	15,638
		762,439
Commercial Services & Supplies - 0.18%
Pitney Bowes, Inc.	728	16,271
RR Donnelley & Sons Co.	438	7,814
Saic, Inc. (a)	502	9,282
		33,367
Communications Equipment - 0.45%
Motorola, Inc.	4,038	28,993
Research In Motion Ltd. (a)	500	36,530
Telefonaktiebolaget LM Ericsson - ADR	2,000	19,160
		84,683
Computers & Peripherals - 1.01%
Apple Computer, Inc. (a)	120	20,185
Dell, Inc. (a)	3,524	55,785
Hewlett-Packard Co.	1,524	68,413
Lexmark International, Inc. (a)	861	16,221
Sun Microsystems, Inc. (a)	3,015	27,979
		188,583

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Construction & Engineering - 0.33%
Chicago Bridge & Iron Co NV	2,000	31,480
Fluor Corp.	552	29,201
		60,681
Diversified Financial Services - 1.20%
Citigroup, Inc.	17,166	85,830
ING Groep NV - ADR	2,500	37,675
Meritor Savings Bank (a)	41,000	100,450
		223,955
Diversified Telecommunication Services - 0.61%
Brasil Telecom Participacoes SA	300	13,062
Qwest Communications International Inc.	8,658	31,082
Sprint Corp. (a)	10,383	38,002
Verizon Communications, Inc.	1,031	32,002
		114,148
Electric Utilities - 1.19%
Ameren Corp.	1,353	36,490
Cia Energetica de Minas Gerais	2,500	36,525
Consolidated Edison, Inc.	826	33,197
CPFL Energia SA - ADR	400	20,936
Duke Energy Corp.	701	10,859
Exelon Corp.	1,142	57,123
Hawaiian Electric Industries Inc.	1,600	27,840
		222,970
Electronic Equipment & Instruments - 0.44%
Arrow Electronics, Inc. (a)	997	27,557
Ingram Micro, Inc. (a)	1,447	24,252
Tech Data Corp. (a)	816	31,089
		82,898
Energy Equipment & Services - 0.74%
Schlumberger Ltd.	1,220	68,564
Transocean Ltd. (a)	915	69,394
		137,958
Food & Staples Retailing - 0.79%
Costco Wholesale Corp.	609	31,047
The Kroger Co.	1,314	28,369
Safeway, Inc.	1,123	21,393
SUPERVALU, Inc.	2,352	33,751
Sysco Corp.	1,265	32,245
		146,805
Food Products - 1.56%
Archer-Daniels-Midland Co.	4,740	136,654
Bunge Ltd.	437	29,284

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Cresud SACIF y A - ADR	4,000	45,200
Dean Foods Co. (a)	1,287	23,346
Sara Lee Corp.	2,426	23,508
Zhongpin, Inc. (a)	3,000	34,140
		292,132
Health Care Equipment & Supplies - 0.20%
DENTSPLY International, Inc. (a)	1,100	37,213

Health Care Providers & Services - 1.44%
Aetna, Inc.	976	27,816
AmerisourceBergen Corp.	1,989	42,386
Cardinal Health, Inc.	962	33,266
Cigna Corp.	297	8,741
Health Net, Inc. (a)	1,625	24,895
Humana, Inc. (a)	890	31,773
McKesson Corp.	593	33,718
UnitedHealth Group, Inc.	1,482	41,496
Wellpoint, Inc. (a)	464	24,522
		268,613
Hotels, Restaurants & Leisure - 0.16%
Carnival Plc - ADR	1,000	30,120

Household Durables - 0.49%
Desarrolladora Homex SA de CV - ADR (a)	600	21,324
Sony Corp. - ADR	1,500	40,110
Whirlpool Corp.	459	29,472
		90,906
Industrial Conglomerates - 0.33%
Siemens AG - ADR	700	60,788

Insurance - 3.28%
Allianz AG - ADR	4,000	46,200
The Allstate Corp.	1,968	57,840
American International Group, Inc.	908	41,160
Arch Capital Group Ltd. (a)	399	25,923
AXA - ADR	1,500	34,305
Axis Capital Holdings Ltd.	454	13,838
Berkshire Hathaway, Inc. (a)	17	55,862
Chubb Corp.	634	31,313
Hartford Financial Services Group, Inc.	1,122	26,614
Lincoln National Corp.	558	14,084
Loews Corp.	958	32,716
Marsh & McLennan Companies, Inc.	588	13,841

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

MetLife, Inc.	896	33,833
Prudential Financial, Inc.	691	34,951
Prudential Plc - ADR	2,000	34,400
Travelers Companies, Inc.	1,003	50,571
UnumProvident Corp.	1,540	34,696
XL Capital Ltd.	1,801	31,247
		613,394
IT Services - 0.22%
Computer Sciences Corp. (a)	833	40,692

Machinery - 0.14%
Terex Corp. (a)	1,538	25,346

Media - 1.06%
CBS Corp. - Class B	3,613	37,395
Dish Network Corp. (a)	1,290	21,040
Gannett Co, Inc.	3,684	31,830
Interpublic Group of Companies, Inc. (a)	1,551	9,756
Lamar Advertising Co. (a)	1,500	34,545
News Corp.	2,116	22,683
Time Warner, Inc.	1,439	40,162
		197,411
Metals & Mining - 4.87%
Anglo American Plc - ADR	1,000	16,190
Barrick Gold Corp.	2,640	91,608
BHP Billiton Ltd. - ADR	2,370	147,651
Cia de Minas Buenaventura SA - ADR	3,760	95,015
Freeport-McMoRan Copper & Gold, Inc.	1,250	78,725
General Metals Corp. (a)	110,000	5,720
Gold Fields Ltd. - ADR	2,000	24,140
Goldcorp, Inc.	1,805	65,810
Harmony Gold Mining Co., Ltd. - ADR (a)	3,000	28,200
Newmont Mining Corp.	1,200	48,228
Southern Copper Corp.	1,059	29,927
St Andrew Goldfields (a)	250,000	82,211
United States Steel Corp.	606	26,531
Vale SA - ADR	4,680	89,903
Yamana Gold, Inc.	7,220	66,424
Yanzhou Coal Mining Co Ltd. - ADR	1,000	14,010
		910,293
Multiline Retail - 0.55%
J.C. Penney Company, Inc.	884	26,556
Macys, Inc.	2,150	33,368

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Sears Holdings Corp. (a)	674	42,765
		102,689
Oil, Gas & Consumable Fuels - 4.39%
Anadarko Petroleum Corp.	1,471	77,772
BP Plc - ADR	500	25,725
Canadian Natural Resources Ltd.	600	34,338
ConocoPhillips	2,295	103,344
Arch Coal, Inc.	2,750	47,630
China Petroleum & Chemical Corp. - ADR	200	16,790
Petroleo Brasileiro SA - ADR	1,660	65,802
Provident Energy Trust	9,650	50,856
Williams Cos, Inc.	484	7,957
ENI SpA - ADR	400	18,980
Exxon Mobil Corp.	1,640	113,406
Hess Corp.	736	37,234
Marathon Oil Corp.	913	28,184
Pengrowth Energy Trust	5,780	49,824
Sasol Ltd. - ADR	500	18,895
Sunoco, Inc.	1,516	40,780
Tesoro Petroleum Corp.	860	12,109
Valero Energy Corp.	3,733	69,956
		819,582
Pharmaceuticals - 1.27%
GlaxoSmithKline Plc - ADR	1,000	39,100
Merck & Co., Inc.	1,998	64,795
Novartis AG - ADR	800	37,176
Pfizer, Inc.	2,089	34,887
Sanofi-Aventis - ADR	1,200	40,884
Teva Pharmaceutical Industries, Ltd. - ADR	400	20,600
		237,442

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Professional Services - 0.13%
Manpower, Inc.	467	24,144

Road & Rail - 0.48%
Canadian National Railway Co.	1,000	48,270
Guangshen Railway Ltd. - ADR	1,500	32,985
Hertz Global Holdings, Inc. (a)	871	8,640
		89,895
Software - 1.32%
Activision Blizzard, Inc. (a)	3,000	34,830
Intuit, Inc. (a)	1,250	34,712
Microsoft Corp.	4,207	103,703
Oracle Corp.	1,570	34,336
SAP AG - ADR	400	19,504
Shanda Interactive Entertainment Ltd. - ADR (a)	400	19,584
		246,669
Specialty Retail - 0.45%
The Gap Inc.	1,516	29,790
Limited Brands	1,971	29,407
Office Depot, Inc. (a)	4,529	23,641
		82,838
Textiles, Apparel & Luxury Goods - 0.22%
Gildan Activewear, Inc. (a)	2,000	41,180

Tobacco - 0.71%
Altria Group, Inc.	3,276	59,885
British American Tobacco Plc - ADR	600	36,438
Reynolds American, Inc.	793	36,248
		132,571
Water Utilities - 0.20%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,000	36,600

Wireless Telecommunication Services - 0.44%
America Movil SA de CV - ADR	600	27,090
China Mobile Hong Kong Ltd. - ADR	500	24,610
Millicom International Cellular SA	200	14,112
Millicom International Cellular SA - ADR (a)	100	7,056
Telephone & Data Systems, Inc.	378	9,968
		82,836
TOTAL COMMON STOCKS (Cost $6,439,692)		7,376,516

INVESTMENT COMPANIES - 30.82%
Central Fund of Canada Ltd. - Class A	8,350	101,787

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Currencyshares Japanese Yen Trust (a)	4,125	440,632
iShares Barclays 20+ Year Treasury Bond Fund	2,955	285,453
iShares Barclays 7-10 Year Treasury Bond Fund	3,130	286,708
iShares Barclays Aggregate Bond Fund	6,220	647,005
iShares Barclays TIPS Bond Fund	4,925	501,168
iShares Dow Jones US Aerospace & Defence Index Fund	3,320	148,504
iShares JPMorgan USD Emerging Market Bond Fund	5,000	492,700
iShares MSCI Brazil Index Fund	9,400	547,268
iShares MSCI South Korea Index Fund	960	39,926
iShares MSCI Taiwan Index Fund	3,650	39,566
iShares S&P Latin America 40 Index Fund	900	34,533
PowerShares DB US Dollar Index Bullish	28,000	651,280
Powershares QQQ	6,800	272,000
ProShares Short Financials	10,000	461,100
ProShares UltraShort Financials	3,300	88,044
ProShares UltraShort MSCI EAFE	750	34,372
ProShares UltraShort QQQ	1,400	36,162
ProShares UltraShort S&P500	2,100	91,644
SPDR Gold Trust	5,950	555,730

TOTAL INVESTMENT COMPANIES (Cost $5,469,263)		5,755,582

CONVERTIBLE PREFERRED STOCKS - 0.68%
Media - 0.68%
Interpublic Group Companies, Inc.	200	128,050

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,500)		128,050

PREFERRED STOCKS - 0.36%
Commercial Banks - 0.36%
Citizens Funding Trust I (a)	3,500	68,250

TOTAL PREFERRED STOCKS (Cost $24,581)		68,250

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS - 13.80%
Aerospace & Defense - 0.62%
Alliant Techsystems, Inc.
3.000%, 08/15/2024	100,000	115,125

Biotechnology - 0.49%
Amylin Pharmaceuticals, Inc.
2.500%, 04/15/2011	100,000	90,500

Chemical Manufacturing - 0.66%
Isis Pharmaceuticals Inc.
2.625%, 02/15/2027	100,000	123,750

Commercial Services & Supplies - 0.61%
Covanta Holding Corp.
3.250%, 06/01/2014 (b)	100,000	114,375

Computers & Peripherals - 0.53%
NetApp, Inc.
1.750%, 06/01/2013	100,000	99,375

Consumer Finance - 0.43%
Americredit Corp.
2.125%, 09/15/2013	100,000	80,500

Diversified Financial Services - 0.66%
Leucadia National Corp.
3.750%, 04/15/2014	100,000	123,875

Electrical Equipment - 0.52%
Suntech Power Holdings Co, Ltd.
0.250%, 02/15/2012	100,000	97,000

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Energy Equipment & Services - 1.13%
Exterran Holdings, Inc.
4.250%, 06/15/2014	100,000	102,250
SEACOR Holdings, Inc.
2.875%, 12/15/2024	100,000	108,750
		211,000
Food Products - 0.46%
Smithfield Foods, Inc.
4.000%, 06/30/2013	100,000	86,250

Health Care Equipment & Supplies - 1.58%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	100,000	100,125
Kinetic Concepts, Inc.
3.250%, 04/15/2015 (b)	100,000	88,000
Nuvasive, Inc.
2.250%, 03/15/2013 (b)	100,000	107,125
		295,250
Hotels, Restaurants & Leisure - 0.73%
Wyndham Worldwide Corp.
3.500%, 05/01/2012	100,000	135,500

Internet Software & Services - 0.53%
Equinix, Inc.
2.500%, 04/15/2012	100,000	99,000

IT Services - 0.56%
CACI International, Inc.
2.125%, 05/01/2014	100,000	104,000

Life Sciences Tools & Services - 1.05%
Charles River Laboratories International, Inc.
2.250%, 06/15/2013	100,000	94,375
Millipore Corp.
3.750%, 06/01/2026	100,000	100,750
		195,125

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

Machinery - 0.66%
Terex Corp.
4.000%, 06/01/2015	100,000	123,750

Metals & Mining - 0.54%
Kinross Gold Corp.
1.750%, 03/15/2028 (b)(c)	100,000	100,750

Oil, Gas & Consumable Fuels - 0.50%
St Mary Land & Exploration Co.
3.500%, 04/01/2027	100,000	94,000

Pharmaceuticals - 0.49%
Medicis Pharmaceutical Corp.
2.500%, 06/04/2032	100,000	91,125

Specialty Retail - 0.53%
Best Buy Co, Inc.
2.250%, 01/15/2022	100,000	99,500

Wireless Telecommunication Services - 0.52%
NII Holdings, Inc.
2.750%, 08/15/2025	100,000	97,875

TOTAL CONVERTIBLE BONDS (Cost $2,359,028)		2,577,625

CORPORATE BONDS - 0.52%
Media - 0.52%
Liberty Media Corp.
3.125%, 03/30/2023	100,000	96,500

TOTAL CORPORATE BONDS (Cost $73,688)		96,500

SHORT TERM INVESTMENTS - 6.51%
Fidelity Money Market Portfolio	1,215,253	1,215,253

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2009 (Unaudited)

TOTAL SHORT TERM INVESTMENTS (Cost $1,215,253)	1,215,253

Total Investments (Cost $15,683,005) - 92.19%	17,217,776
Other Assets in Excess of Liabilities - 7.81%	1,457,925
TOTAL NET ASSETS - 100.00%	$18,675,701

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted
(c)	144A

The accompanying notes are an integral part of these financial statements

Ascentia Alternative Strategies Fund
Schedule of Securities Sold Short
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - 30.72%
3M Co.	526	$37,925
Abbott Laboratories	1,009	45,637
Adobe Systems, Inc.	900	28,278
Air Products & Chemicals, Inc.	282	21,158
Allergan, Inc.	461	25,779
Alliant Techsystems, Inc.	950	73,416
Amazon.com, Inc.	316	25,656
American Medical Systems Holdings, Inc.	3,200	48,768
American Tower Corp. - Class A	670	21,205
Amgen, Inc.	800	47,792
Annaly Mortgage Management, Inc.	1,650	28,611
AON Corp.	293	12,236
Apache Corp.	439	37,293
Apollo Group, Inc.	136	8,816
Apple Computer, Inc.	494	83,096
Applied Materials, Inc.	1,939	25,556
Archer-Daniels-Midland Co.	1,614	46,532
AvalonBay Communities, Inc.	195	12,564

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
August 31, 2009 (Unaudited)

Bank of New York Mellon Corp.	1,329	39,352
Baxter International, Inc.	422	24,020
Becton, Dickinson & Co.	381	26,525
Biogen Idec, Inc.	447	22,444
Boston Scientific Corp.	1,785	20,974
Broadcom Corp.	398	11,323
CACI International, Inc. - Class A	1,250	57,450
Caterpillar, Inc.	1,350	61,168
Celgene Corp.	610	31,824
CenturyTel, Inc.	339	10,926
Charles River Laboratories International, Inc.	1,300	44,837
Chesapeake Energy Corp.	579	13,224
ChevronTexaco Corp.	811	56,721
Cisco Systems, Inc.	2,812	60,739
Clorox Co.	176	10,400
CME Group, Inc.	41	11,933
Coach, Inc.	647	18,304
The Coca-Cola Co.	1,099	53,598
Cognizant Technology Solutions Corp.	355	12,382
Colgate-Palmolive Co.	406	29,516
Comcast Corp.	1,191	18,246
Corning, Inc.	1,845	27,823
Covanta Holding Corp.	4,000	71,600
CVS Corp.	1,449	54,366
Danaher Corp.	419	25,437
Deere & Co.	515	22,454
Dominion Resources Inc.	1,101	36,421
eBay, Inc.	1,027	22,738
Ecolab, Inc.	225	9,515
EOG Resources, Inc.	494	35,568
Equinix, Inc.	450	37,917
Equity Residential	505	13,792
Express Scripts, Inc.	314	22,677
Exterran Holdings, Inc.	3,000	54,090
FPL Group, Inc.	637	35,787

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
August 31, 2009 (Unaudited)

General Electric Co.	5,107	70,987
General Mills, Inc.	408	24,370
Genzyme Corp.	472	26,295
Gilead Sciences, Inc.	925	41,680
The Goldman Sachs Group, Inc.	252	41,696
Google, Inc.	148	68,327
Halliburton Co.	537	12,732
HCP, Inc.	513	14,610
Home Depot, Inc.	1,288	35,150
Host Marriott Corp.	1,168	11,645
Hudson City Bancorp, Inc.	979	12,844
Illinois Tool Works, Inc.	754	31,532
Intel Corp.	2,942	59,781
International Business Machines Corp.	615	72,601
Interpublic Group of Companies, Inc.	12,450	78,311
Intuit, Inc.	360	9,997
iShares Russell 2000 Value Index Fund (1)	5,340	305,181
iShares Dow Jones US Financial Fund (1)	5,265	272,674
Isis Pharmaceuticals, Inc.	5,500	88,770
J.P. Morgan Chase & Co.	1,038	45,111
Juniper Networks, Inc.	733	16,910
Kinetic Concepts, Inc.	1,350	43,133
Kinross Gold Corp.	1,750	33,163
Kohl's Corp.	467	24,093
Leucadia National Corp.	3,300	82,071
Lowe's Cos, Inc.	1,174	25,241
Mastercard, Inc.	110	22,289
McDonald's Corp.	919	51,685
Medicis Pharmaceutical	1,200	22,164
Medtronic, Inc.	1,145	43,854
Millipore Corp.	600	39,738
Monsanto Co.	522	43,785
National-Oilwell, Inc.	911	33,115
NetApp, Inc.	1,800	40,950
Newmont Mining Corp.	628	25,239
Nike, Inc.	344	19,054

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
August 31, 2009 (Unaudited)

Northern Trust Corp.	199	11,634
Nucor Corp.	442	19,687
NuVasive, Inc.	1,500	60,105
Occidental Petroleum Corp.	821	60,015
Oracle Corp.	2,657	58,109
PepsiCo, Inc.	584	33,095
Philip Morris International, Inc.	1,014	46,350
PNC Financial Services Group	732	31,176
Powershares QQQ (1)	3,500	140,000
PPL Corp.	430	12,642
Praxair, Inc.	364	27,890
Precision Castparts Corp.	314	28,662
Procter & Gamble Co.	1,425	77,107
Public Storage, Inc.	349	24,622
QUALCOMM, Inc.	1,199	55,658
Schering Plough Corporation	1,517	42,749
Schlumberger Ltd.	1,325	74,465
SEACOR Holdings, Inc.	900	68,517
Simon Property Group, Inc.	543	34,546
Smithfield Foods, Inc.	2,600	31,902
SPDR S&P Retail (1)	3,220	103,201
The Southern Co.	1,215	37,908
Southwestern Energy Co.	858	31,626
St Jude Medical, Inc.	622	23,972
Staples, Inc.	1,243	26,861
Starbucks Corp.	1,342	25,485
Stryker Corp.	489	20,274
T. Rowe Price Group, Inc.	610	27,645
Target Corp.	669	31,443
Terex Corp.	4,900	80,752
Texas Instruments, Inc.	1,422	34,967
Thermo Electron Corp.	659	29,793
Time Warner Cable, Inc.	276	10,180
Time Warner, Inc.	1,066	29,752
Union Pacific Corp.	504	30,144

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
August 31, 2009 (Unaudited)

United States Oil Fund LP (1)	2,630	94,812
United Technologies Corp.	405	24,041
Visa, Inc.	524	37,256
Vornado Realty Trust	249	14,322
Walgreen Co.	936	31,712
Wal-Mart Stores, Inc.	1,805	91,820
The Walt Disney Co.	1,267	32,993
Wells Fargo & Co.	3,953	108,787
The Western Union Co.	1,234	22,261
Wyndham Worldwide Corp.	6,300	95,445
XTO Energy, Inc.	1,043	40,260
Yahoo!, Inc.	1,608	23,493
Zimmer Holdings, Inc.	224	10,606
Total Securities Sold Short (Proceeds $5,176,899)		$5,737,929

(1)	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Open Futures Contracts
August 31, 2009 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Cattle Live	2	69,460	December-09	(2,645)
Cattle Live	2	69,820	February-10	(2,096)
Cattle Live	1	35,830	April-10	(113)
Cocoa	2	55,880	December-09	65
Cocoa	2	56,300	March-10	(885)
Cocoa	2	56,540	May-10	(725)
Coffee 'C'	1	45,862	December-09	16
Coffee 'C'	1	46,950	March-10	(6,340)
Coffee 'C'	1	47,663	May-10	(6,415)
Copper	1	70,662	December-09	19,410
Copper	1	70,675	May-10	310
Copper Mini Comex	1	35,325	December-09	849
Corn	3	49,463	December-09	(6,770)
Corn	3	51,375	March-10	(320)
Corn	4	70,250	May-10	(210)
Corn Mini	1	3,298	February-10	93
Cotton #2	2	59,740	December-09	3,665
Cotton #2	3	93,090	March-10	(817)
Globex Crude Oil miNY	1	35,690	December-09	(1,137)
Gold 100 Ounce	1	95,350	August-09	2,058
Gold Mini	3	95,048	February-10	480
Heating Oil	1	79,947	January-10	(6,080)
Heating Oil	1	81,942	April-10	(4,395)
Hogs Lean	3	55,470	December-09	(11,960)
Hogs Lean	2	42,680	February-10	(1,386)
Hogs Lean	3	69,870	April-10	1,410
Natural Gas	1	48,320	December-09	(5,482)
Natural Gas	1	51,280	January-10	(10,342)
Natural Gas	1	51,910	February-10	(5,532)
Natural Gas	1	51,980	April-10	(4,052)
Orange Juice - A Frozen Concentrated	4	58,590	January-10	(220)
Orange Juice - A Frozen Concentrated	4	60,540	March-10	(10,277)
Orange Juice - A Frozen Concentrated	3	46,687	May-10	(7,320)

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Open Futures Contracts (continued)
August 31, 2009 (Unaudited)

Platinum	2	124,940	January-10	3,561
Platinum	1	62,760	April-10	223
Silver	1	74,615	December-09	3,393
Silver	1	74,880	May-10	(747)
Silver Mini	1	14,926	December-09	759
Silver Mini	1	14,958	March-10	603
Soybean	1	49,063	January-10	3,460
Soybean	1	48,962	March-10	(2,990)
Soybean	1	48,625	May-10	(2,752)
Soybean Mini	3	29,437	January-10	(1,617)
Sugar #11 (World)	4	115,674	March-10	35,954
Sugar #11 (World)	3	81,312	May-10	7,351
Wheat	3	74,813	December-09	(10,945)
Wheat	2	51,825	March-10	(1,342)
Wheat	2	53,100	May-10	(1,255)
WTI Crude	1	72,000	January-10	(3,892)
WTI Crude	1	73,180	March-10	(2,712)
Total Futures Contracts Purchased		$2,978,557		$(40,111)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Written	Value	Month	(Depreciation)
Continuous Commodity Index	2	422,800	November-09	(256)
E-mini MSCI EAFE	12	897,300	September-09	(38,165)
E-mini MSCI Emerging Markets	25	1,051,250	September-09	(5,979)
Globex Natural Gas miNY	1	12,080	December-09	1,431
Wheat Mini	1	4,988	December-09	(63)
Total Futures Contracts Written		$2,388,418		$(43,032)

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Statement of Assets and Liabilities
August 31, 2009 (unaudited)

ASSETS

Investments, at value (cost $15,683,005)	$17,217,776
Dividends and interest receivable	37,575
Deposit for short sales at broker	4,696,059
Deposit for futures at broker	2,168,002
Receivable for investments sold	1,304,767
Receivable for Fund shares issued	12,281
Other assets	18,293
TOTAL ASSETS	25,454,753

LIABILITIES

Payable for Fund shares redeemed	18,449
Payable for investments purchased	975,329
Securities sold short, at market value (proceeds $5,176,899)	5,737,929
Dividends payable on short positions	6,254
Payable to Advisor	15,785
Payable to affiliates	11,847
Accrued expenses and other liabilities	13,459
TOTAL LIABILITIES	6,779,052

NET ASSETS	$18,675,701

Net Assets Consist Of:
Paid-in capital	18,682,262
Accumulated net investment loss	(22,355)
Accumulated net realized loss	(874,807)
Net unrealized appreciation (depreciation) on:
Investments	1,534,771
Short transactions	(561,029)
Futures contracts	(83,143)
Foreign Currency Translation	2
Net Assets	$18,675,701

CLASS A SHARES
Net Assets	2,279,201
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	150,490

Net asset value and redemption price per share (1)	$15.15
Maximum offering price per share ($15.15/0.9425)	$16.07

CLASS I SHARES
Net Assets	16,396,500
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,296,877

Net asset value and redemption price per share (1)	$12.64

(1)  If applicable, redemption price per share may be reduced by a redemption fee

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Statement of Operations
For the six months ended August 31, 2009 (unaudited)

INVESTMENT INCOME
Dividend income1	$137,088
Interest income	$55,219
Total Investment Income	$192,307

EXPENSES
Advisory fees	143,184
Transfer agent fees and expenses	26,011
Dividends on short positions	24,494
Federal and state registration fees	20,464
Administration fees	17,273
Audit and tax fees	15,456
Fund accounting fees	14,469
Legal fees	10,515
Custody fees	10,502
Chief Compliance Officer fees and expenses	5,752
Interest expense	5,608
Reports to shareholders	3,057
Distribution Fees - Class A	1,936
Trustees' fees and related expenses	938
Other expenses	1,431
TOTAL EXPENSES	301,090
Less waivers and reimbursement by Advisor	(85,483)
NET EXPENSES	215,607

NET INVESTMENT LOSS	(23,300)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(285,904)
Foreign currency translation	19
Short transactions	(64,099)
Futures contracts closed	(72,091)
Change in net unrealized appreciation/depreciation on:
Investments	2,815,597
Short transactions	(992,851)
Futures contracts	(29,878)
Foreign currency translation	2
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,370,795

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,347,495

1	Net of $1,126 in withholding tax.

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2009	Period Ended
	(Unaudited)	February 28, 2009(1)
FROM OPERATIONS
Net investment income (loss)	$(23,300)	$58,763
Net realized gain (loss) from:
Investments	(285,904)	27,232
Foreign currency translation	19	-
Option contracts expired or closed	-	74,964
Short transactions	(64,099)	(1,305)
Futures contracts closed	(72,091)	(551,557)
Change in net unrealized appreciation (depreciation) on:
Investments	2,815,597	(1,280,826)
Short transactions	(992,851)	431,822
Futures contracts	(29,878)	(53,265)
Foreign currency translation	2
Net increase (decrease) in net assets from operations	1,347,495	(1,294,172)

FROM DISTRIBUTIONS
Net investment income - Class A	-	(92,742)
Net investment income - Class I	-	(616)
Net decrease in net assets resulting
from distributions paid	-	(93,358)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class A	1,924,818	409,540
Proceeds from shares sold - Class I	4,774,204	14,418,310
Net asset value of shares issued in
reinvestment of distributions to shareholders - Class A	-	616
Net asset value of shares issued in
reinvestment of distributions to shareholders - Class I	-	77,836
Payments for shares redeemed - Class A	(178,685)	(19,341	)(2)
Payments for shares redeemed - Class I	(837,805)	(1,853,757)
Net increase in net assets from capital
share transactions	5,682,532	13,033,204

TOTAL INCREASE IN NET ASSETS	7,030,027	11,645,674

NET ASSETS:
Beginning of period	11,645,674	-
End of period	$18,675,701	$11,645,674

1	The Fund commenced operations on March 3, 2008.
2	Net of redemption fees of $1,367.

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND - Class A
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2009	Period Ended
	(Unaudited)	February 28, 2009(1)
Net Asset Value, Beginning of Period	$13.83	$15.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	1.37	(1.23)
Total from Investment Operations	1.32	(1.20)

Less distributions paid:
From net investment income	-	(0.09)
Total distributions paid	-	(0.09)

Paid-in capital from redemption fees (Note 2)	-	0.12
Net Asset Value, End of Period	$15.15	$13.83

Total Return(3)	9.54%	(7.19)%

Supplemental Data and Ratios:

Net assets at end of period (000's)	$2,279	$377

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4) (5)	4.31%	6.63%
After waiver and expense reimbursement(4) (5)	3.17%	3.18%

Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(5)	(1.95)%	(2.80)%
After waiver and expense reimbursement(5)	(0.81)%	0.65%

Portfolio turnover rate(3)	178.37%	347.24%

(1)	Class A commenced operations on November 5, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	The ratio of expenses to average net assets includes dividends on short positions and interest expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 3.89% and 2.75% and 6.20% and
2.75% for the periods ended August 31, 2009 and February 28, 2009, respectively.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND - Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2009	Period Ended
	(Unaudited)	February 28, 2009(1)
Net Asset Value, Beginning of Period	$11.53	$13.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	0.08
Net realized and unrealized gain (loss) on investments	1.13	(1.45)
Total from Investment Operations	1.11	(1.37)

Less distributions paid:
From net investment income	-	(0.10)
Total distributions paid	-	(0.10)

Net Asset Value, End of Period	$12.64	$11.53

Total Return(3)	9.63%	(10.59)%

Supplemental Data and Ratios:

Net assets at end of period (000's)	$16,397	$11,269

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4) (5)	4.08%	4.73%
After waiver and expense reimbursement(4) (5)	2.91%	2.95%

Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(5)	(1.43)%	(1.11)%
After waiver and expense reimbursement(5)	(0.26)%	0.67%

Portfolio turnover rate(3)	178.37%	347.24%

(1)	Class I commenced operations on March 3, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	The ratio of expenses to average net assets includes dividends on short positions and interest expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 3.67% and 2.50% and 4.54% and
2.76% for the periods ended August 31, 2009 and February 28, 2009, respectively.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements
August 31, 2009 (unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alternative Strategies Mutual Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 3, 2008. Effective October 15, 2008, the Fund issued a new class of shares, Class A, and renamed the existing class as Class I. Class A shares commenced operations November 5, 2008. Class A shares are subject to a 0.25% distribution fee. Each class of shares has identical  rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Ascentia Capital Partners, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformitywith generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Debt securities other than short-term instruments are valued at the mean between theclosing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accredited or amortized on a straight-line basis until maturity.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market, and/or world events cause the Advisor to believe that a security’s last sale price or NOCP may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund has adopted SFAS No. 157. The adoption of SFAS No. 157 did not have any material effect on the Funds’ net asset values.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

FAS 157 – Summary of Fair Value Exposure at August 31, 2009. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$762,430	$—	$—	$762,430
Consumer Staples	632,452	—	—	632,452
Energy	971,550	—	—	971,550
Financials	1,808,116	—	—	1,808,116
Health Care	543,266	—	—	543,266
Industrials	584,156	—	—	584,156
Information Technology	652,807	—	—	652,807
Investment Company	5,755,582	—	—	5,755,582
Materials	1,161,485	—	—	1,161,485
Utilities	259,570	—	—	259,570
Telecommunication Services	196,984	—	—	196,984
Total Equity	$13,328,398	$—	$—	$13,328,398

Fixed Income
Convertible Bonds	$—	$2,577,625	$—	$2,577,625
Corporate Bonds	—	96,500	—	96,500
Total Fixed Income	$—	$2,674,125	$—	$2,674,125

Short-Term Investments	$1,215,253	—	—	$1,215,253

Total Investments in Securities	$14,543,651 $2,674,125	$—	$17,217,776

Other Financial Instruments*	$(5,821,072)	$—	$—	$(5,821,072)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts, written options and securities sold short.  Other financial instruments, except securities sold short are reflected at the unrealized appreciation (depreciation) on the instrument.  Securities sold short are reflected at market value.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

In March 2008, Statement of Financial Accounting Standards 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in Derivative Instruments, including futures contracts on commodities and stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options. These are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.

Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  The Fund’s investment in commodity futures may produce income that will not qualify as good income under the gross income requirements for the Fund to qualify as a regulated investment company.

The fair value of Derivative Instruments as reported within the Statement of Assets and Liabilities as of August 31, 2009.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statement of Assets and Liabilities Location	Value	Balance Sheet Location	Value
Futures Contracts	Deposit for futures at broker	$85,091	Deposit for futures at broker	$168,234
Total		$85,091		$168,234

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2009.

Amount of realized gain or (loss) of Derivative Instruments recognized in income as of August 31, 2009.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures Contracts	Realized Gain on Futures contracts closed	$255,124	Realized Loss on Futures Contracts closed	$(327,215)
Total		$255,124		$(327,215)

Change in unrealized appreciation or (depreciation) on Derivative Instruments recognized in income for the period ended August 31, 2009.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures Contracts	Net change in unrealized appreciation on futures contracts	$72,413	Net Change in unrealized depreciation on futures contracts	$(102,291)
Total		$72,413		$(102,291)

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

(b)	Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

(c)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

(d)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to market to reflect the current value of the option written. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

(e)	Futures Note

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.

(f)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(g)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. No redemption fees were charged by the Fund during the period ended August 31, 2009.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

(j)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(k)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(l)	New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168, TheFASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 provides for the FASB Accounting Standards Codification™(the “Codification”) to become the single official source of authoritative, nongovernmental U.S. Generally Accepted Accounting Principles (“GAAP”), except for rules and interpretive releases of the SEC, which are also sources of authoritative GAAP for SEC registrants. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it is not expected to impact the financial statements, however in following year, the fund will cease using GAAP references and begin to use the new Codification when referring to GAAP.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

(3)	Federal Tax Matters
Distributions paid to shareholders for the period ended February 28, 2009 were as follows:

	Ordinary Income	Long-term Capital Gains
February 28, 2009	$93,358	$0

As of February 28, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$10,585,809

Gross tax unrealized appreciation	$681,552
Gross tax unrealized depreciation	$(1,582,363)
Net tax unrealized depreciation	$(900,811)
Undistributed ordinary income	$—
Undistributed long-term capital gain	$—
Total distributable earnings	$—
Other accumulated gains/losses	$(453,244)
Total accumulated earnings/(losses)	$(1,354,055)

The difference between book basis and tax basis of investments relates to wash sale deferrals and outstanding partnership adjustments.

The difference between book basis and tax basis of investments relates to wash sale deferrals and outstanding partnership adjustments.

At February 28, 2009, the Fund had accumulated net realized capital loss carry overs of $181,668 which will expire on February 28, 2017. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Accumulated Net Investment Income	35,640
Accumulated Net Realized Gain/(Loss)	(2,165)
Paid-In Capital	(33,475)

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

At February 28, 2009, the Fund deferred, on a tax basis, post-October losses of $324,335.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2009. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2009. At February 28, 2009, the fiscal year 2009 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class A shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended August 31, 2009, the Fund accrued expenses of $126 pursuant to the 12b-1 Plan. As of August 31, 2009, $1,936 was available for future 12b-1 expenses.

(5)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.75% for Class A shares and 2.50% for Class I shares (the “Expense Limitation Cap”) with respect to the average daily net assets for each share class. For the six months ended August 31, 2009, expenses of $85,483 incurred by the Fund were waived or reimbursed by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$156,549
2012	$ 85,483

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and the below listed sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Dunham & Associates Investment Counsel, Inc.
Research Affiliates, LLC
REX Capital Advisors, LLC
Sage Capital Management, LLC

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

Class A	Period Ended	Six Months ended
	February 28, 2009	August 31, 2009
Shares Sold	28,463	135,134
Shares issued to holders in reinvestment distributions	43	—
Shares Redeemed	(1,248)	(11,902)
Net Increase	27,258	123,232

(1)   Class commenced operations on November 5, 2008

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2009 (unaudited)

Class I	Period Ended	Six Months ended
	February 28, 2009	August 31, 2009
Shares Sold	1,122,195	390,849
Shares issued to holders in reinvestment distributions	6,514	—
Shares Redeemed	(151,755)	(70,926)
Net Increase	976,954	319,923

(1)   Class commenced operations on March 3, 2008

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2009, were $27,049,376 and $22,115,091 respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Subsequent Event

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through October 30, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information
Unaudited

Tax Information
The Fund designates 100% of its ordinary income distribution for the period ended February 28, 2009 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended February 28, 2009, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or lossespursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-506-7390.

Independent Trustees

Name, Address, and Age	Position(s) held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships held by Trustee
Dr. Michael D. Akers 615 E. Michigan St., Milwaukee, WI. 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004-Present); Associate Professor of Accounting, Marquette University (1996-2004)	18	Independent Trustee, USA MUTUALS (an open-ended investment company with two portfolios).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
Unaudited

Name, Address, and Age	Position(s) held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships held by Trustee
Gary A. Drska 615 E. Michigan St., Milwaukee, WI. 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985-Present); Director Flight Standards and Training (1990-1999)	18	Independent Trustee, USA MUTUALS (an open-ended investment company with two portfolios).
Interested Trustees and Officers
Joseph C. Neuberger (1) 615 E. Michigan St., Milwaukee, WI. 53202 Age: 47	Chairperson, President, and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)	18	Trustee, Buffalo Funds (An open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
Unaudited

Name, Address, and Age	Position(s) held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships held by Trustee
John Buckel 615 E. Michigan St., Milwaukee, WI. 53202 Age: 52	Vice President, Treasurer, and Principal Accounting Officer	Indefinite Term; Since January 11, 2008	Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004-Present); UMB Investment Services Group (2000-2004)	n/a	n/a
Kristin M. Cuene 615 E. Michigan St., Milwaukee, WI. 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-Present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student University of Pennsylvania (2004-2007)	n/a	n/a

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
Unaudited

Name, Address, and Age	Position(s) held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships held by Trustee
Rachel A. Spearo 615 E. Michigan St., Milwaukee, WI. 53202 Age: 30	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004-Present)	n/a	n/a
Jennifer A. Lima 615 E. Michigan St., Milwaukee, WI. 53202 Age: 35	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-Present)	n/a	n/a

(1)   Mr. Neuberger is an "interested person" of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS
Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION
The Alternative Strategies Mutual Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Alternative Strategies Mutual Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-506-7390. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-506-7390, or by accessing the SEC’s website at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

ALTERNATIVE STRATEGIES MUTUAL FUND

Investment Advisor
Ascentia Capital Partners, LLC
5470 Kietzke Lane, Suite 230
Reno, Nevada 89511

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

AscentiaFunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 6, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph Neuberger
Joseph Neuberger, President

Date   November 4, 2009

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   November 4, 2009